Other Comprehensive Income or Loss (Tables)	3 Months Ended	12 Months Ended
	Mar. 22, 2014	Dec. 28, 2013
Other Comprehensive Income or Loss [Abstract]
Schedule of accumulated other comprehensive income (loss)
Changes in the AOCI balance by component are shown below (in millions):

	12 Weeks Ended March 22, 2014
	Pension and Post-Retirement Benefit Plan Items	Foreign Currency Items	Other	Total Comprehensive (Loss) Income Including Noncontrolling Interests
Beginning balance	$(130.7)	$(138.8)	$(1.6)	$(271.1)
Other comprehensive income before reclassifications	—	1.6	1.2	2.8
Amounts reclassified from accumulated other comprehensive income	12.1	—	—	12.1
Tax expense	(4.8)	—	(0.3)	(5.1)
Net current-period other comprehensive income	7.3	1.6	0.9	9.8
Ending balance	$(123.4)	$(137.2)	$(0.7)	$(261.3)

	12 Weeks Ended March 23, 2013
	Pension and Post-Retirement Benefit Plan Items	Foreign Currency Items	Other	Total Comprehensive (Loss) Income Including Noncontrolling Interests
Beginning balance	$(472.3)	$399.0	$(0.5)	$(73.8)
Other comprehensive (loss) income before reclassifications	—	(32.0)	0.1	(31.9)
Amounts reclassified from accumulated other comprehensive income	24.7	—	—	24.7
Tax expense	(9.1)	—	(0.2)	(9.3)
Net current-period other comprehensive income (loss)	15.6	(32.0)	(0.1)	(16.5)
Ending balance	$(456.7)	$367.0	$(0.6)	$(90.3)

Accumulated other comprehensive loss, net of applicable taxes, consisted of the following at year-end (in millions):

	2013	2012	2011
Translation adjustments	$(139.0)	$399.0	$402.1
Pension and post-retirement benefits adjustment to funded status	(403.0)	(737.8)	(658.1)
Recognition of pension and post-retirement benefits actuarial loss	272.5	265.5	196.0
Other	(1.6)	(0.5)	(1.5)
Total	$(271.1)	$(73.8)	$(61.5)
Changes in the AOCI balance by component are shown below (in millions):

	2013
	Pension and Post-Retirement Benefit Plan Items	Foreign Currency Items	Other	Total Comprehensive (Loss) Income Including Noncontrolling Interests
Beginning balance	$(472.3)	$399.0	$(0.5)	$(73.8)
Other comprehensive income (loss) before reclassifications	266.6	(65.0)	(1.7)	199.9
Amounts reclassified from accumulated other comprehensive income	105.0	—	—	105.0
Tax (benefit) expense	(125.8)	—	0.6	(125.2)
Net current-period other comprehensive income (loss)	245.8	(65.0)	(1.1)	179.7
Sale of CSL	95.8	(472.8)	—	(377.0)
Ending balance	$(130.7)	$(138.8)	$(1.6)	$(271.1)

	2012
	Pension and Post-Retirement Benefit Plan Items	Foreign Currency Items	Other	Total Comprehensive (Loss) Income Including Noncontrolling Interests
Beginning balance	$(462.1)	$402.1	$(1.5)	$(61.5)
Other comprehensive (loss) income before reclassifications	(125.2)	(3.1)	1.5	(126.8)
Amounts reclassified from accumulated other comprehensive income	110.0	—	—	110.0
Tax benefit (expense)	5.0	—	(0.5)	4.5
Net current-period other comprehensive (loss) income	(10.2)	(3.1)	1.0	(12.3)
Ending balance	$(472.3)	$399.0	$(0.5)	$(73.8)

	2011
	Pension and Post-Retirement Benefit Plan Items	Foreign Currency Items	Other	Total Comprehensive (Loss) Income Including Noncontrolling Interests
Beginning balance	$(302.8)	$393.3	$(2.5)	$88.0
Other comprehensive (loss) income before reclassifications	(323.6)	8.8	1.1	(313.7)
Amounts reclassified from accumulated other comprehensive income	82.0	—	—	82.0
Tax benefit (expense)	82.3	—	(0.1)	82.2
Net current-period other comprehensive (loss) income	(159.3)	8.8	1.0	(149.5)
Ending balance	$(462.1)	$402.1	$(1.5)	$(61.5)